Revenue from Contracts with Customers - Summary of Activity in Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contracts with Customers [Abstract]
Beginning balance	$ 3,486,579	$ 3,319,178
Increases due to customer bookings	6,111,898	5,048,883
Revenue recognized	(5,291,506)	(4,685,181)
Other	(245,627)	(196,301)
Ending balance	$ 4,061,344	$ 3,486,579